Deferred revenue and customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deferred revenue and customer deposits
Schedule of deferred revenue by arrangement

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred revenue	82,799	87,070	11,929
Customer deposits	58,719	60,041	8,225
Total deferred revenue and customer deposits – current	141,518	147,111	20,154